PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:-PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2020	2019

Cost:

Leasehold improvements	$41,101	$34,831
Computers, peripheral equipment and electronic equipment	27,449	22,534
Internal use software	2,467	1,891
Office furniture and equipment	6,464	5,664
Vehicles	130	-

	77,611	64,920

Less - accumulated depreciation	41,748	33,214

Depreciated cost	$35,863	$31,706

Depreciation expense amounted to $8,724, $12,126 and $14,610 for the years ended December 31, 2018, 2019 and 2020, respectively.

During 2019 and 2020, the Company recorded a reduction of $2,841 and $5,923 to the cost and accumulated depreciation of fully depreciated equipment no longer in use, following an assessment made by the Company.